Federated Hermes Short-Intermediate Total Return Bond Fund
Portfolio of Investments
May 31, 2021 (unaudited)
Principal Amount or Shares			Value
		U.S. TREASURIES—36.0%
		U.S. Treasury Notes—36.0%
$29,945,025		U.S. Treasury Inflation-Protected Notes, 0.125%, 4/15/2022	$30,839,944
30,293,700		U.S. Treasury Inflation-Protected Notes, 0.125%, 4/15/2026	33,275,894
12,527,027		U.S. Treasury Inflation-Protected Notes, 0.625%, 4/15/2023	13,325,960
5,674,700		U.S. Treasury Inflation-Protected Notes, 0.625%, 1/15/2024	6,162,461
18,500,000		United States Treasury Notes, 0.125%, 5/31/2022	18,509,724
15,000,000		United States Treasury Notes, 0.125%, 6/30/2022	15,006,121
7,500,000		United States Treasury Notes, 0.125%, 7/31/2022	7,504,157
12,500,000		United States Treasury Notes, 0.125%, 8/31/2022	12,505,976
12,500,000		United States Treasury Notes, 0.125%, 9/30/2022	12,504,529
10,000,000		United States Treasury Notes, 0.125%, 5/15/2023	9,996,863
50,000,000		United States Treasury Notes, 0.125%, 7/15/2023	49,961,245
50,000,000		United States Treasury Notes, 0.125%, 8/15/2023	49,953,600
18,000,000		United States Treasury Notes, 0.125%, 9/15/2023	17,978,654
15,000,000		United States Treasury Notes, 0.125%, 10/15/2023	14,979,188
2,500,000		United States Treasury Notes, 0.125%, 12/15/2023	2,494,608
5,000,000		United States Treasury Notes, 0.125%, 1/15/2024	4,986,285
5,000,000		United States Treasury Notes, 0.250%, 4/15/2023	5,010,695
40,000,000		United States Treasury Notes, 0.250%, 6/15/2023	40,078,408
23,500,000		United States Treasury Notes, 0.250%, 5/31/2025	23,216,172
65,000,000		United States Treasury Notes, 0.250%, 6/30/2025	64,156,774
52,500,000		United States Treasury Notes, 0.250%, 7/31/2025	51,764,863
27,500,000		United States Treasury Notes, 0.250%, 8/31/2025	27,073,205
27,500,000		United States Treasury Notes, 0.250%, 9/30/2025	27,048,546
10,000,000		United States Treasury Notes, 0.250%, 10/31/2025	9,821,816
15,000,000		United States Treasury Notes, 0.375%, 4/30/2025	14,911,964
7,500,000		United States Treasury Notes, 0.375%, 11/30/2025	7,398,066
22,750,000		United States Treasury Notes, 0.375%, 1/31/2026	22,385,929
5,000,000		United States Treasury Notes, 0.500%, 3/15/2023	5,033,036
12,500,000		United States Treasury Notes, 0.500%, 3/31/2025	12,496,663
10,000,000		United States Treasury Notes, 1.125%, 2/28/2025	10,236,179
10,000,000		United States Treasury Notes, 1.375%, 10/15/2022	10,173,943
18,000,000		United States Treasury Notes, 1.375%, 1/31/2025	18,594,522
10,000,000		United States Treasury Notes, 1.500%, 1/15/2023	10,223,692
6,500,000		United States Treasury Notes, 1.500%, 10/31/2024	6,739,406
5,000,000		United States Treasury Notes, 1.625%, 8/31/2022	5,095,772
6,500,000		United States Treasury Notes, 1.625%, 5/31/2023	6,691,156
1,000,000		United States Treasury Notes, 1.750%, 5/31/2022	1,016,677
17,000,000		United States Treasury Notes, 1.750%, 6/30/2024	17,745,159
7,500,000		United States Treasury Notes, 1.750%, 7/31/2024	7,834,092
1,000,000		United States Treasury Notes, 1.875%, 9/30/2022	1,023,629
4,950,000		United States Treasury Notes, 2.000%, 10/31/2022	5,082,536
3,000,000		United States Treasury Notes, 2.000%, 11/30/2022	3,085,021
9,500,000		United States Treasury Notes, 2.000%, 5/31/2024	9,980,105
2,500,000	[1]	United States Treasury Notes, 2.125%, 6/30/2022	2,555,068
10,000,000		United States Treasury Notes, 2.125%, 3/31/2024	10,524,143

Principal Amount or Shares			Value
		U.S. TREASURIES—continued
		U.S. Treasury Notes—continued
$ 7,500,000		United States Treasury Notes, 2.500%, 1/31/2024	$7,951,175
5,000,000		United States Treasury Notes, 2.750%, 7/31/2023	5,279,340
7,250,000		United States Treasury Notes, 2.750%, 8/31/2023	7,668,421
8,000,000		United States Treasury Notes, 2.875%, 11/30/2023	8,531,811
		TOTAL U.S. TREASURIES (IDENTIFIED COST $762,071,769)	766,413,193
		CORPORATE BONDS—32.1%
		Basic Industry - Metals & Mining—0.3%
2,493,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 9/1/2025	2,518,988
425,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	451,648
500,000		Southern Copper Corp., Sr. Unsecd. Note, 3.500%, 11/8/2022	520,625
2,543,000		Southern Copper Corp., Sr. Unsecd. Note, 3.875%, 4/23/2025	2,773,167
		TOTAL	6,264,428
		Capital Goods - Aerospace & Defense—0.9%
1,000,000		Boeing Co., Sr. Unsecd. Note, 1.875%, 6/15/2023	1,022,320
1,705,000		Boeing Co., Sr. Unsecd. Note, 1.950%, 2/1/2024	1,752,672
2,000,000		Boeing Co., Sr. Unsecd. Note, 4.508%, 5/1/2023	2,137,000
161,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 144A, 5.696%, 9/16/2023	172,143
2,500,000		General Dynamics Corp., Sr. Unsecd. Note, 3.250%, 4/1/2025	2,720,147
1,000,000		Leidos, Inc., Unsecd. Note, 144A, 2.950%, 5/15/2023	1,042,590
905,000		Leidos, Inc., Unsecd. Note, 144A, 3.625%, 5/15/2025	986,355
2,000,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.100%, 1/15/2023	2,081,064
1,500,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.930%, 1/15/2025	1,605,438
25,000		Raytheon Technologies Corp., Sr. Unsecd. Note, 3.100%, 11/15/2021	25,141
5,000,000		Teledyne Technologies, Inc., Sr. Unsecd. Note, 1.600%, 4/1/2026	5,038,012
40,000	[2]	Textron Financial Corp., Jr. Sub. Note, 144A, 1.890% (3-month USLIBOR +1.735%), 2/15/2042	33,200
		TOTAL	18,616,082
		Capital Goods - Building Materials—0.3%
1,500,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	1,604,878
5,000,000		Carrier Global Corp., Sr. Unsecd. Note, 2.242%, 2/15/2025	5,229,724
		TOTAL	6,834,602
		Capital Goods - Construction Machinery—0.7%
2,000,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.875%, 1/15/2026	2,036,111
1,575,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.950%, 7/2/2023	1,620,343
2,000,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 4/5/2022	2,067,053
560,000		Deere & Co., Sr. Unsecd. Note, 2.750%, 4/15/2025	601,308
2,000,000		John Deere Capital Corp., Sr. Unsecd. Note, 0.700%, 1/15/2026	1,984,747
1,245,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 0.400%, 10/10/2023	1,248,529
835,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 0.550%, 7/5/2022	838,653
3,635,000		Weir Group PLC/The, Sr. Unsecd. Note, 144A, 2.200%, 5/13/2026	3,672,678
		TOTAL	14,069,422
		Capital Goods - Diversified Manufacturing—0.9%
2,500,000		Honeywell International, Inc., Sr. Unsecd. Note, 0.483%, 8/19/2022	2,501,975
30,000		Johnson Controls International PLC, Sr. Unsecd. Note, 3.750%, 12/1/2021	30,230
2,390,000		Lennox International, Inc., Sr. Unsecd. Note, 1.350%, 8/1/2025	2,405,070
415,000		Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	437,376
5,165,000		Otis Worldwide Corp., Sr. Sub. Secd. Note, Series WI, 2.056%, 4/5/2025	5,363,750
2,000,000		Parker-Hannifin Corp., Sr. Unsecd. Note, 2.700%, 6/14/2024	2,121,831
3,410,000		Roper Technologies, Inc., Sr. Unsecd. Note, 1.000%, 9/15/2025	3,405,004
2,000,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.650%, 9/15/2023	2,140,454

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Diversified Manufacturing—continued
$ 790,000		Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	$843,933
		TOTAL	19,249,623
		Capital Goods - Packaging—0.0%
250,000		WestRock Co., Sr. Unsecd. Note, 4.000%, 3/1/2023	262,925
		Communications - Cable & Satellite—0.2%
1,000,000		CCO Safari II LLC, 4.464%, 7/23/2022	1,039,374
1,000,000		Comcast Corp., Sr. Unsecd. Note, 3.600%, 3/1/2024	1,087,625
2,000,000		Comcast Corp., Sr. Unsecd. Note, 3.700%, 4/15/2024	2,178,395
		TOTAL	4,305,394
		Communications - Media & Entertainment—0.4%
1,336,000		Discovery Communications LLC, Sr. Unsecd. Note, 2.950%, 3/20/2023	1,391,721
2,175,000		Fox Corp., Sr. Unsecd. Note, Series WI, 3.666%, 1/25/2022	2,223,451
1,000,000		ViacomCBS, Inc., Sr. Unsecd. Note, 3.500%, 1/15/2025	1,080,309
1,000,000		ViacomCBS, Inc., Sr. Unsecd. Note, 4.750%, 5/15/2025	1,135,412
1,500,000		Walt Disney Co., Sr. Unsecd. Note, 1.750%, 8/30/2024	1,554,077
1,000,000		Walt Disney Co., Sr. Unsecd. Note, 1.750%, 1/13/2026	1,029,532
195,000		Walt Disney Co., Sr. Unsecd. Note, 4.000%, 10/1/2023	210,884
750,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 1.850%, 7/30/2026	772,732
100,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.750%, 6/1/2021	100,000
		TOTAL	9,498,118
		Communications - Telecom Wireless—1.0%
1,565,000		American Tower Corp., Sr. Unsecd. Note, 0.600%, 1/15/2024	1,564,833
1,730,000		American Tower Corp., Sr. Unsecd. Note, 1.300%, 9/15/2025	1,741,184
1,055,000		American Tower Corp., Sr. Unsecd. Note, 2.400%, 3/15/2025	1,104,633
1,000,000		American Tower Corp., Sr. Unsecd. Note, 3.375%, 5/15/2024	1,074,543
2,000,000		American Tower Corp., Sr. Unsecd. Note, 3.500%, 1/31/2023	2,101,568
5,000,000		Bell Canada, Sr. Unsecd. Note, Series US-3, 0.750%, 3/17/2024	5,007,852
1,000,000		Crown Castle International Corp., 3.150%, 7/15/2023	1,054,522
1,665,000		Crown Castle International Corp., Sr. Unsecd. Note, 1.350%, 7/15/2025	1,683,702
1,000,000		Crown Castle International Corp., Sr. Unsecd. Note, 3.200%, 9/1/2024	1,072,408
1,500,000		T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 1.500%, 2/15/2026	1,506,458
1,000,000		T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 3.500%, 4/15/2025	1,086,555
2,000,000	[2,3]	Vodafone Group PLC, Sr. Unsecd. Note, 1.173% (3-month USLIBOR +0.990%), 1/16/2024	2,035,531
		TOTAL	21,033,789
		Communications - Telecom Wirelines—0.7%
5,000,000		AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	5,045,604
2,500,000		AT&T, Inc., Sr. Unsecd. Note, 3.000%, 6/30/2022	2,562,826
2,071,000		Verizon Communications, Inc., Sr. Unsecd. Note, 0.850%, 11/20/2025	2,051,760
2,000,000	[2]	Verizon Communications, Inc., Sr. Unsecd. Note, 1.189% (3-month USLIBOR +1.000%), 3/16/2022	2,015,059
2,000,000		Verizon Communications, Inc., Sr. Unsecd. Note, 2.625%, 8/15/2026	2,127,555
475,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 3/15/2024	518,581
		TOTAL	14,321,385
		Consumer Cyclical - Automotive—1.8%
4,985,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 1.200%, 7/8/2025	5,052,591
2,000,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 2.900%, 2/16/2024	2,130,080
2,000,000		Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 2.200%, 10/30/2021	2,017,021
2,175,000		Daimler Finance NA LLC, Sr. Unsub. Note, 144A, 1.450%, 3/2/2026	2,197,799
550,000		General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	654,218
3,000,000		General Motors Financial Co., Inc., 1.250%, 1/8/2026	2,979,019
500,000		General Motors Financial Co., Inc., 4.375%, 9/25/2021	506,386

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$ 10,000	[2]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 1.509% (3-month USLIBOR +1.310%), 6/30/2022	$10,113
1,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 1.700%, 8/18/2023	1,023,095
1,665,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.900%, 2/26/2025	1,762,336
1,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.550%, 7/8/2022	1,034,299
400,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.150%, 6/19/2023	427,295
3,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 1.250%, 9/18/2023	3,031,135
2,480,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 1.300%, 1/8/2026	2,459,702
2,000,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 0.800%, 10/16/2025	1,992,440
1,500,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 1.350%, 8/25/2023	1,533,140
2,000,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 1.800%, 2/13/2025	2,078,409
1,000,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 2.900%, 3/30/2023	1,048,601
2,000,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 1.250%, 11/24/2025	2,000,671
2,305,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 2.900%, 5/13/2022	2,360,636
1,000,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 3.350%, 5/13/2025	1,083,661
		TOTAL	37,382,647
		Consumer Cyclical - Retailers—0.7%
605,000		AutoZone, Inc., Sr. Unsecd. Note, 3.625%, 4/15/2025	662,937
500,000		CVS Health Corp., Sr. Unsecd. Note, 2.625%, 8/15/2024	531,102
1,750,000		CVS Health Corp., Sr. Unsecd. Note, 3.500%, 7/20/2022	1,805,546
3,970,000		CVS Health Corp., Sr. Unsecd. Note, 3.700%, 3/9/2023	4,197,979
2,500,000		Dollar General Corp., Sr. Unsecd. Note, 3.250%, 4/15/2023	2,614,260
1,500,000		Dollar Tree, Inc., Sr. Unsecd. Note, 3.700%, 5/15/2023	1,591,400
1,500,000		WalMart, Inc., Sr. Unsecd. Note, 2.350%, 12/15/2022	1,546,616
2,000,000		WalMart, Inc., Sr. Unsecd. Note, 3.300%, 4/22/2024	2,156,106
		TOTAL	15,105,946
		Consumer Cyclical - Services—0.1%
1,500,000		Cintas Corp. No. 2, Sr. Unsecd. Note, 2.900%, 4/1/2022	1,530,288
915,000		IHS Markit Ltd., Sr. Unsecd. Note, 4.125%, 8/1/2023	979,549
		TOTAL	2,509,837
		Consumer Non-Cyclical - Food/Beverage—1.4%
1,000,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.150%, 1/23/2025	1,117,468
2,000,000	[2]	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, Series 5FRN, 0.927% (3-month USLIBOR +0.740%), 1/12/2024	2,021,362
100,000		Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 4.500%, 1/25/2022	102,425
2,725,000		International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.230%, 10/1/2025	2,718,682
9,100,000		Kerry Group Financial Services, Sr. Unsecd. Note, 144A, 3.200%, 4/9/2023	9,461,596
2,500,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 2.550%, 9/15/2026	2,662,427
1,413,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.057%, 5/25/2023	1,511,739
1,925,000		McCormick & Co., Inc., Sr. Unsecd. Note, 0.900%, 2/15/2026	1,897,388
1,320,000		McCormick & Co., Inc., Sr. Unsecd. Note, 2.700%, 8/15/2022	1,355,861
1,000,000		McCormick & Co., Inc., Sr. Unsecd. Note, 3.150%, 8/15/2024	1,073,878
660,000		Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, 144A, 2.000%, 10/28/2021	663,812
780,000		Mondelez International, Inc., Sr. Unsecd. Note, 0.625%, 7/1/2022	783,232
1,000,000		PepsiCo, Inc., Sr. Unsecd. Note, 0.400%, 10/7/2023	1,003,373
2,000,000		Smucker (J.M.) Co., Sr. Unsecd. Note, 3.500%, 3/15/2025	2,187,365
475,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.500%, 6/15/2022	490,819
		TOTAL	29,051,427
		Consumer Non-Cyclical - Health Care—0.9%
5,000,000		Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.750%, 9/23/2026	5,307,526
746,000		Becton Dickinson & Co., Sr. Unsecd. Note, 2.894%, 6/6/2022	764,259
4,000,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.363%, 6/6/2024	4,305,629

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Health Care—continued
$ 5,720,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, Series 5YR, 2.200%, 11/15/2024	$6,006,948
140,000	Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.750%, 8/23/2022	144,693
1,000,000	McKesson Corp., Sr. Unsecd. Note, 3.796%, 3/15/2024	1,083,743
1,225,000	Stryker Corp., Sr. Unsecd. Note, 0.600%, 12/1/2023	1,226,441
185,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 4.133%, 3/25/2025	206,305
	TOTAL	19,045,544
	Consumer Non-Cyclical - Pharmaceuticals—2.1%
3,720,000	Abbott Laboratories, Sr. Unsecd. Note, 3.400%, 11/30/2023	3,985,963
3,000,000	AbbVie, Inc., Sr. Unsecd. Note, 2.600%, 11/21/2024	3,178,984
1,000,000	AbbVie, Inc., Sr. Unsecd. Note, 2.850%, 5/14/2023	1,044,700
1,000,000	AbbVie, Inc., Sr. Unsecd. Note, 2.900%, 11/6/2022	1,036,374
1,000,000	AbbVie, Inc., Sr. Unsecd. Note, 3.375%, 11/14/2021	1,014,541
2,000,000	AbbVie, Inc., Sr. Unsecd. Note, 3.600%, 5/14/2025	2,188,126
3,950,000	Amgen, Inc., Sr. Unsecd. Note, 1.900%, 2/21/2025	4,106,792
4,440,000	AstraZeneca PLC, Sr. Unsecd. Note, 0.700%, 4/8/2026	4,352,946
1,595,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 6/12/2022	1,627,313
1,000,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.875%, 12/15/2023	1,076,286
3,060,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 0.750%, 11/13/2025	3,044,362
246,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 2.900%, 7/26/2024	263,825
962,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 3.250%, 2/20/2023	1,008,978
2,105,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 0.750%, 9/29/2023	2,107,569
2,500,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 2.500%, 9/1/2023	2,608,714
1,500,000	Merck & Co., Inc., Sr. Unsecd. Note, 0.750%, 2/24/2026	1,490,705
790,000	Merck & Co., Inc., Sr. Unsecd. Note, 2.900%, 3/7/2024	844,262
2,500,000	Pfizer, Inc., Sr. Unsecd. Note, 0.800%, 5/28/2025	2,516,084
1,200,000	Pfizer, Inc., Sr. Unsecd. Note, 3.200%, 9/15/2023	1,277,068
1,195,000	Royalty Pharma PLC, Sr. Unsecd. Note, 144A, 1.200%, 9/2/2025	1,186,289
4,500,000	Shire Acquisitions Investments Ireland DAC, Sr. Unsecd. Note, 2.875%, 9/23/2023	4,727,029
1,000,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 2.200%, 7/21/2021	999,250
	TOTAL	45,686,160
	Consumer Non-Cyclical - Products—0.1%
1,835,000	Procter & Gamble Co., Sr. Unsecd. Note, 0.550%, 10/29/2025	1,820,066
	Consumer Non-Cyclical - Tobacco—0.9%
2,000,000	Altria Group, Inc., 2.850%, 8/9/2022	2,057,421
4,930,000	Altria Group, Inc., Sr. Unsecd. Note, 2.350%, 5/6/2025	5,167,645
365,000	Altria Group, Inc., Sr. Unsecd. Note, 3.800%, 2/14/2024	393,628
750,000	Bat Capital Corp., Sr. Unsecd. Note, 2.789%, 9/6/2024	790,707
1,000,000	Bat Capital Corp., Sr. Unsecd. Note, 3.222%, 8/15/2024	1,065,381
500,000	Bat Capital Corp., Sr. Unsecd. Note, Series WI, 2.764%, 8/15/2022	511,715
3,400,000	BAT International Finance PLC, Sr. Unsecd. Note, 1.668%, 3/25/2026	3,394,665
3,000,000	Philip Morris International, Inc., Sr. Unsecd. Note, 0.875%, 5/1/2026	2,970,467
1,000,000	Philip Morris International, Inc., Sr. Unsecd. Note, 1.125%, 5/1/2023	1,017,036
1,000,000	Philip Morris International, Inc., Sr. Unsecd. Note, 1.500%, 5/1/2025	1,023,718
	TOTAL	18,392,383
	Energy - Independent—0.3%
1,000,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.050%, 7/15/2025	1,026,434
840,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.950%, 1/15/2023	873,148
1,810,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 0.900%, 3/24/2023	1,811,091
3,235,000	Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 1.125%, 1/15/2026	3,207,814
	TOTAL	6,918,487

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Integrated—0.9%
$ 2,500,000		BP Capital Markets America, Inc., Sr. Unsecd. Note, 2.937%, 4/6/2023	$2,619,173
2,000,000		BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.194%, 4/6/2025	2,169,350
500,000		BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.245%, 5/6/2022	514,335
500,000		Chevron Corp., Sr. Unsecd. Note, 1.141%, 5/11/2023	508,556
4,000,000		Chevron Corp., Sr. Unsecd. Note, 1.554%, 5/11/2025	4,132,456
1,000,000		Exxon Mobil Corp., Sr. Unsecd. Note, 2.992%, 3/19/2025	1,080,228
880,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 4/15/2022	897,921
835,000		Shell International Finance B.V., Sr. Unsecd. Note, 2.375%, 4/6/2025	884,329
2,000,000		Shell International Finance B.V., Sr. Unsecd. Note, 3.500%, 11/13/2023	2,146,766
1,320,000		Suncor Energy, Inc., Sr. Unsecd. Note, 3.100%, 5/15/2025	1,421,359
2,000,000		Suncor Energy, Inc., Sr. Unsecd. Note, 3.600%, 12/1/2024	2,175,751
		TOTAL	18,550,224
		Energy - Midstream—1.0%
500,000		Energy Transfer Operating, Sr. Unsecd. Note, 2.900%, 5/15/2025	526,839
150,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	164,024
1,000,000		Enterprise Products Operating LLC, 3.900%, 2/15/2024	1,082,018
2,437,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.350%, 3/15/2023	2,547,129
675,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.500%, 2/1/2022	689,817
2,000,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 4.150%, 2/1/2024	2,168,828
500,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 4.300%, 5/1/2024	548,077
6,165,000		MPLX LP, Sr. Unsecd. Note, 1.750%, 3/1/2026	6,250,280
450,000		MPLX LP, Sr. Unsecd. Note, Series WI, 3.500%, 12/1/2022	468,654
1,500,000		ONEOK Partners LP, Sr. Unsecd. Note, 3.375%, 10/1/2022	1,546,822
2,000,000		ONEOK Partners LP, Sr. Unsecd. Note, 4.900%, 3/15/2025	2,240,244
2,000,000		Williams Partners LP, Sr. Unsecd. Note, 3.350%, 8/15/2022	2,056,955
1,241,000		Williams Partners LP, Sr. Unsecd. Note, 3.600%, 3/15/2022	1,266,316
		TOTAL	21,556,003
		Energy - Oil Field Services—0.1%
3,000,000		Sunoco Logistics Partners LP, Sr. Unsecd. Note, 4.650%, 2/15/2022	3,087,203
		Energy - Refining—0.5%
1,000,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.500%, 5/1/2023	1,070,950
2,000,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.700%, 5/1/2025	2,267,493
2,000,000		Phillips 66, Sr. Unsecd. Note, 0.900%, 2/15/2024	2,004,275
1,845,000		Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	1,850,768
2,000,000		Valero Energy Corp., Sr. Unsecd. Note, 1.200%, 3/15/2024	2,023,556
2,270,000		Valero Energy Corp., Sr. Unsecd. Note, 2.850%, 4/15/2025	2,410,412
		TOTAL	11,627,454
		Financial Institution - Banking—7.1%
2,000,000	[2]	American Express Co., 0.788% (3-month USLIBOR +0.650%), 2/27/2023	2,016,854
143,000		American Express Co., 2.650%, 12/2/2022	148,229
1,000,000		American Express Co., Sr. Unsecd. Note, 3.400%, 2/22/2024	1,077,454
1,000,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.700%, 3/3/2022	1,016,993
1,000,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	1,094,905
1,000,000		Bank of America Corp., 3.550%, 3/5/2024	1,055,123
539,000		Bank of America Corp., Sr. Unsecd. Note, 3.004%, 12/20/2023	560,952
5,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 0.810%, 10/24/2024	5,029,584
2,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 0.981%, 9/25/2025	2,012,918
1,500,000	[2]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 0.983% (3-month USLIBOR +0.790%), 3/5/2024	1,515,285
1,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.319%, 6/19/2026	1,007,717
1,500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.456%, 10/22/2025	1,580,588

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 5,325,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.124%, 1/20/2023	$5,421,798
1,500,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	1,655,497
3,000,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 1.600%, 4/24/2025	3,092,026
1,000,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.200%, 8/16/2023	1,038,819
1,100,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 5/16/2023	1,125,749
1,200,000		Capital One Bank, Sub. Note, 3.375%, 2/15/2023	1,259,761
2,500,000		Citigroup, Inc., Sr. Unsecd. Note, 0.776%, 10/30/2024	2,513,213
4,290,000	[2]	Citigroup, Inc., Sr. Unsecd. Note, 1.255% (3-month USLIBOR +1.100%), 5/17/2024	4,357,804
2,000,000	[2]	Citigroup, Inc., Sr. Unsecd. Note, 1.564% (3-month USLIBOR +1.430%), 9/1/2023	2,030,332
2,500,000		Citigroup, Inc., Sr. Unsecd. Note, 1.678%, 5/15/2024	2,562,247
750,000		Citigroup, Inc., Sr. Unsecd. Note, 2.350%, 8/2/2021	752,804
2,270,000		Citigroup, Inc., Sr. Unsecd. Note, 2.876%, 7/24/2023	2,336,942
855,000		Citigroup, Inc., Sr. Unsecd. Note, 3.352%, 4/24/2025	918,765
400,000		Citigroup, Inc., Sub. Note, 4.050%, 7/30/2022	417,262
500,000		Citizens Bank, N.A., Providence, Sr. Unsecd. Note, Series BKNT, 2.250%, 4/28/2025	523,289
670,000		Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.375%, 7/28/2021	671,050
500,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.375%, 1/28/2025	526,128
655,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.650%, 1/25/2024	705,731
1,505,000		FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	1,532,989
1,500,000	[2]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 0.900% (3-month USLIBOR +0.750%), 2/23/2023	1,514,088
3,050,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.876%, 10/31/2022	3,082,096
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.905%, 7/24/2023	514,181
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.908%, 6/5/2023	512,781
1,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.200%, 2/23/2023	1,570,612
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.272%, 9/29/2025	539,416
2,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 1/23/2025	2,172,465
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 1/22/2023	527,027
1,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 2/20/2024	1,620,603
250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.250%, 7/27/2021	251,940
1,125,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.750%, 1/24/2022	1,165,285
2,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series FXD, 0.481%, 1/27/2023	2,502,572
1,000,000	[2]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series MTN, 1.735% (3-month USLIBOR +1.600%), 11/29/2023	1,032,187
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series VAR, 0.627%, 11/17/2023	1,002,214
775,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series VAR, 1.093%, 12/9/2026	767,153
1,000,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 2.625%, 8/6/2024	1,058,999
1,000,000		Huntington National Bank, Sr. Unsecd. Note, Series BKNT, 3.550%, 10/6/2023	1,070,141
4,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 0.653%, 9/16/2024	4,013,653
2,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.045%, 11/19/2026	1,983,215
1,000,000	[2]	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.405% (3-month USLIBOR +1.230%), 10/24/2023	1,015,065
2,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.514%, 6/1/2024	2,042,529
2,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.700%, 5/18/2023	2,087,363
2,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.125%, 1/23/2025	2,157,308
200,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.200%, 1/25/2023	209,861
2,000,000	[3]	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.514%, 6/18/2022	2,003,026
2,500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.559%, 4/23/2024	2,645,923
1,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.625%, 5/13/2024	1,092,242
1,200,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.500%, 1/24/2022	1,233,464
725,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	766,717
2,000,000		Morgan Stanley, Series GMTN, 3.750%, 2/25/2023	2,118,586
2,000,000		Morgan Stanley, Sr. Unsecd. Note, 0.985%, 12/10/2026	1,977,085

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 1,500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.125%, 1/23/2023	$1,569,682
2,000,000		Morgan Stanley, Sr. Unsecd. Note, Series I, 0.864%, 10/21/2025	2,006,727
2,195,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 0.560%, 11/10/2023	2,200,177
4,165,000	[2]	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.575% (3-month USLIBOR +1.400%), 10/24/2023	4,236,007
2,000,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 2.720%, 7/22/2025	2,122,139
500,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	535,093
450,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.150%, 4/1/2022	459,889
3,000,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 2.200%, 11/1/2024	3,174,492
1,000,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 3.500%, 1/23/2024	1,077,967
2,330,000		Regions Financial Corp., Sr. Unsecd. Note, 2.250%, 5/18/2025	2,437,745
1,000,000		Regions Financial Corp., Sr. Unsecd. Note, 3.800%, 8/14/2023	1,070,201
3,080,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.700%, 1/27/2022	3,124,948
1,250,000		Truist Bank, Sr. Unsecd. Note, Series BKNT, 1.500%, 3/10/2025	1,282,254
2,500,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.200%, 8/5/2025	2,529,767
2,500,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.267%, 3/2/2027	2,498,293
980,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 2.750%, 4/1/2022	999,006
750,000		U.S. Bancorp, Sr. Unsecd. Note, Series V, 2.625%, 1/24/2022	760,455
2,520,000		US Bancorp, Sr. Unsecd. Note, 1.450%, 5/12/2025	2,584,282
2,500,000		US Bancorp, Sr. Unsecd. Note, 2.400%, 7/30/2024	2,643,656
7,760,000	[2]	Wells Fargo & Co., Sr. Unsecd. Note, 1.415% (3-month USLIBOR +1.230%), 10/31/2023	7,876,140
4,570,000		Wells Fargo & Co., Sr. Unsecd. Note, 2.188%, 4/30/2026	4,767,075
750,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.069%, 1/24/2023	763,621
1,000,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.000%, 2/19/2025	1,076,353
1,000,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.750%, 1/24/2024	1,081,505
		TOTAL	150,686,079
		Financial Institution - Finance Companies—0.5%
4,435,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 1.750%, 1/30/2026	4,369,579
420,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.950%, 2/1/2022	428,112
1,455,000		Air Lease Corp., Sr. Unsecd. Note, Series MTN, 0.700%, 2/15/2024	1,449,674
3,500,000		Air Lease Corp., Sr. Unsecd. Note, Series MTN, 2.875%, 1/15/2026	3,671,015
1,500,000		GE Capital Funding LLC, Sr. Unsecd. Note, 3.450%, 5/15/2025	1,637,028
		TOTAL	11,555,408
		Financial Institution - Insurance - Health—0.7%
6,000,000		Anthem, Inc., Sr. Unsecd. Note, 1.500%, 3/15/2026	6,085,302
2,000,000	[2]	CIGNA Corp., Sr. Unsecd. Note, 1.073% (3-month USLIBOR +0.890%), 7/15/2023	2,028,133
3,465,000		CIGNA Corp., Sr. Unsecd. Note, 1.250%, 3/15/2026	3,474,834
271,000		CIGNA Corp., Sr. Unsecd. Note, 3.750%, 7/15/2023	289,552
200,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 1.250%, 1/15/2026	202,655
1,000,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.500%, 6/15/2023	1,066,365
2,000,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.500%, 2/15/2024	2,164,742
		TOTAL	15,311,583
		Financial Institution - Insurance - Life—1.3%
1,000,000		AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.200%, 3/11/2025	1,067,291
1,000,000		AIG Global Funding, Sr. Secd. Note, 144A, 0.450%, 12/8/2023	1,000,168
1,000,000		American International Group, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2022	1,045,897
3,250,000		American International Group, Inc., Sr. Unsecd. Note, 2.500%, 6/30/2025	3,438,972
1,250,000		Mass Mutual Global Funding II, Sr. Secd. Note, 144A, 0.850%, 6/9/2023	1,264,259
2,500,000		Met Life Global Funding I, Sec. Fac. Bond, 144A, 0.400%, 1/7/2024	2,498,469
1,110,000		Met Life Global Funding I, Sec. Fac. Bond, 144A, 0.900%, 6/8/2023	1,122,662
2,415,000		Northwestern Mutual Global, Sr. Secd. Note, 144A, 0.800%, 1/14/2026	2,394,306

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - Life—continued
$ 2,500,000	Pacific Life Global Funding II, Sec. Fac. Bond, 144A, 1.200%, 6/24/2025	$2,514,084
3,000,000	Pacific Life Global Funding II, Term Loan - 2nd Lien, 144A, 0.500%, 9/23/2023	3,010,505
335,000	PRICOA Global Funding I, 144A, 2.450%, 9/21/2022	344,971
2,500,000	PRICOA Global Funding I, Sec. Fac. Bond, 144A, 0.800%, 9/1/2025	2,480,188
1,000,000	PRICOA Global Funding I, Sec. Fac. Bond, 144A, 3.450%, 9/1/2023	1,071,878
500,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2022	519,193
1,035,000	Principal Life Global Funding II, Sec. Fac. Bond, 144A, 0.500%, 1/8/2024	1,036,545
2,000,000	Principal Life Global Funding II, Sec. Fac. Bond, 144A, 1.250%, 6/23/2025	2,017,317
1,000,000	Principal Life Global Funding II, Sec. Fac. Bond, 144A, 2.250%, 11/21/2024	1,049,890
	TOTAL	27,876,595
	Financial Institution - Insurance - P&C—0.3%
4,055,000	Allstate Corp., Sr. Unsecd. Note, 0.750%, 12/15/2025	4,037,576
750,000	Liberty Mutual Group, Inc., 144A, 4.950%, 5/1/2022	780,563
500,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/15/2023	537,146
	TOTAL	5,355,285
	Financial Institution - REIT - Other—0.0%
300,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	329,519
	Supranational—0.2%
1,000,000	Corp Andina De Fomento, Sr. Unsecd. Note, 3.250%, 2/11/2022	1,021,040
2,475,000	Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	2,580,002
	TOTAL	3,601,042
	Technology—1.6%
2,000,000	Apple, Inc., Sr. Unsecd. Note, 0.550%, 8/20/2025	1,983,279
1,000,000	Apple, Inc., Sr. Unsecd. Note, 1.125%, 5/11/2025	1,015,182
1,150,000	Apple, Inc., Sr. Unsecd. Note, 1.550%, 8/4/2021	1,151,452
2,000,000	Apple, Inc., Sr. Unsecd. Note, 1.800%, 9/11/2024	2,087,521
700,000	Apple, Inc., Sr. Unsecd. Note, 3.000%, 2/9/2024	746,793
2,000,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2024	2,145,365
835,000	Broadcom, Inc., Sr. Unsecd. Note, 2.250%, 11/15/2023	864,187
1,000,000	Broadcom, Inc., Sr. Unsecd. Note, 3.150%, 11/15/2025	1,075,256
290,000	Broadcom, Inc., Sr. Unsecd. Note, 4.700%, 4/15/2025	327,060
750,000	Dell International LLC / EMC Corp., 144A, 4.000%, 7/15/2024	816,406
3,075,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 1.150%, 3/1/2026	3,053,344
3,450,000	Fiserv, Inc., Sr. Unsecd. Note, 2.750%, 7/1/2024	3,659,416
750,000	Intel Corp., 3.300%, 10/1/2021	757,689
290,000	Micron Technology, Inc., Sr. Unsecd. Note, 2.497%, 4/24/2023	300,849
2,000,000	Oracle Corp., Sr. Unsecd. Note, 1.650%, 3/25/2026	2,027,303
1,000,000	Oracle Corp., Sr. Unsecd. Note, 1.900%, 9/15/2021	1,003,586
3,500,000	Oracle Corp., Sr. Unsecd. Note, 2.500%, 10/15/2022	3,608,560
1,855,000	Oracle Corp., Sr. Unsecd. Note, 2.500%, 4/1/2025	1,956,184
560,000	Salesforce.com, Inc., Sr. Unsecd. Note, 3.250%, 4/11/2023	590,380
535,000	Skyworks Solutions, Inc., Sr. Unsecd. Note, 1.800%, 6/1/2026	539,211
150,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	156,971
3,335,000	Vontier Corp., Sr. Unsecd. Note, 144A, 1.800%, 4/1/2026	3,334,666
	TOTAL	33,200,660
	Technology Services—0.3%
4,130,000	Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	4,086,467
3,000,000	Global Payments, Inc., Sr. Unsecd. Note, 2.650%, 2/15/2025	3,167,883
	TOTAL	7,254,350

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Transportation - Airlines—0.1%
$ 1,825,000	Southwest Airlines Co., Sr. Unsecd. Note, 4.750%, 5/4/2023	$1,968,428
770,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	883,683
	TOTAL	2,852,111
	Transportation - Services—0.4%
6,755,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.200%, 11/15/2025	6,713,848
210,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.800%, 3/1/2022	213,608
485,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.875%, 6/1/2022	496,722
	TOTAL	7,424,178
	Utility - Electric—2.6%
2,000,000	AEP Texas, Inc., Sr. Unsecd. Note, Series WI, 2.400%, 10/1/2022	2,050,109
850,000	Alabama Power Co., Sr. Unsecd. Note, Series 17A, 2.450%, 3/30/2022	864,304
1,000,000	American Electric Power Co., Inc., Sr. Unsecd. Note, Series I, 3.650%, 12/1/2021	1,017,082
790,000	American Electric Power Co., Inc., Sr. Unsecd. Note, Series N, 1.000%, 11/1/2025	786,370
2,060,000	Avangrid, Inc., Sr. Unsecd. Note, 3.200%, 4/15/2025	2,220,498
2,690,000	CenterPoint Energy Resources Corp., Sr. Unsecd. Note, 0.700%, 3/2/2023	2,692,430
610,000	Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	650,623
2,000,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series A, 3.300%, 3/15/2025	2,171,747
1,665,000	Duke Energy Corp., Sr. Unsecd. Note, 1.800%, 9/1/2021	1,669,006
2,000,000	Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 4/15/2024	2,160,395
460,000	Emera US Finance LP, Sr. Unsecd. Note, 2.700%, 6/15/2021	460,359
1,915,000	Emera US Finance LP, Sr. Unsecd. Note, 144A, 0.833%, 6/15/2024	1,918,232
1,000,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.650%, 9/10/2024	1,053,259
930,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.875%, 5/25/2022	952,544
1,500,000	EverSource Energy, Sr. Unsecd. Note, Series K, 2.750%, 3/15/2022	1,525,567
5,000,000	EverSource Energy, Sr. Unsecd. Note, Series Q, 0.800%, 8/15/2025	4,960,425
2,180,000	Exelon Generation Co. LLC, Sr. Unsecd. Note, 3.250%, 6/1/2025	2,352,683
245,000	FirstEnergy Corp., Sr. Unsecd. Note, Series A, 1.600%, 1/15/2026	237,913
1,445,000	Florida Power & Light Co., Sec. Fac. Bond, 2.850%, 4/1/2025	1,554,247
460,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.950%, 2/7/2024	487,772
3,655,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.750%, 5/1/2025	3,892,874
3,935,000	NiSource, Inc., Sr. Unsecd. Note, 0.950%, 8/15/2025	3,918,027
2,095,000	OGE Energy Corp., Sr. Unsecd. Note, 0.703%, 5/26/2023	2,096,269
2,695,000	Oncor Electric Delivery Co. LLC, Sec. Fac. Bond, 144A, 0.550%, 10/1/2025	2,644,439
450,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.200%, 6/15/2022	462,940
4,080,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 0.800%, 8/15/2025	4,051,194
365,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.875%, 6/15/2024	388,280
1,000,000	Southern Co., Sr. Unsecd. Note, 2.950%, 7/1/2023	1,046,351
4,000,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 0.550%, 9/15/2023	4,003,258
1,160,000	Xcel Energy, Inc., Sr. Unsecd. Note, 0.500%, 10/15/2023	1,163,724
	TOTAL	55,452,921
	Utility - Natural Gas—0.7%
2,945,000	Atmos Energy Corp., Sr. Unsecd. Note, 0.625%, 3/9/2023	2,947,894
255,000	Dominion Energy Gas Holdings LLC, Sr. Unsecd. Note, Series A, 2.500%, 11/15/2024	269,376
600,000	Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.200%, 9/15/2021	600,855
1,500,000	Enbridge, Inc., Sr. Unsecd. Note, 2.500%, 1/15/2025	1,576,283
1,200,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 3/1/2023	1,255,620
1,985,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	2,306,450
5,000,000	ONE Gas, Inc., Sr. Unsecd. Note, 1.100%, 3/11/2024	5,005,367
	TOTAL	13,961,845

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Natural Gas Distributor—0.1%
$ 1,700,000		The East Ohio Gas Company, Sr. Unsecd. Note, 144A, 1.300%, 6/15/2025	$1,715,705
		TOTAL CORPORATE BONDS (IDENTIFIED COST $675,652,325)	681,766,430
		ASSET-BACKED SECURITIES—4.6%
		Auto Receivables—3.1%
1,940,000		AmeriCredit Automobile Receivables Trust 2020-2, Class A3, 0.660%, 12/18/2024	1,954,256
3,750,000		AmeriCredit Automobile Receivables Trust 2020-3, Class A3, 0.530%, 6/18/2025	3,772,550
3,000,000		BMW Vehicle Owner Trust 2020-A, Class A3, 0.480%, 10/25/2024	3,015,451
1,900,000		Fifth Third Auto Trust 2019-1, Class A4, 2.690%, 11/16/2026	1,966,984
1,454,063		Ford Credit Auto Owner Trust 2019-B, Class A3, 2.230%, 10/15/2023	1,473,169
2,425,000		General Motors 2019-1, Class A, 2.700%, 4/15/2024	2,483,020
3,200,000		General Motors 2020-1, Class A, 0.680%, 8/15/2025	3,223,080
4,650,000		General Motors 2020-2, Class A, 0.690%, 10/15/2025	4,691,372
1,500,000		GM Financial Automobile Leasing Trust 2019-2, Class B, 2.890%, 3/20/2023	1,516,270
1,500,000		GM Financial Automobile Leasing Trust 2020-2, Class A3, 0.800%, 7/20/2023	1,512,833
925,000		Honda Auto Receivables Owner Trust 2019-2, Class A4, 2.540%, 3/21/2025	953,277
2,250,000		Hyundai Auto Receivables Trust 2020-C, Class A3, 0.380%, 5/15/2025	2,253,736
1,200,000		Mercedes-Benz Master Owner Trust 2019-BA, Class A, 2.610%, 5/15/2024	1,229,770
3,450,000	[2]	Navistar Financial Dealer Note Master Trust 2020-1, Class A, 1.041% (1-month USLIBOR +0.950%), 7/25/2025	3,480,184
1,650,000		Nissan Auto Receivables Owner Trust 2020-A, Class A3, 1.380%, 12/16/2024	1,676,079
4,500,000		Santander Consumer Auto Receivables Trust 2020-B, Class A3, 0.460%, 8/15/2024	4,525,581
2,295,000		Santander Drive Auto Receivables Trust 2020-2, Class A3, 0.670%, 4/15/2024	2,305,169
2,000,000		Tesla Auto Lease Trust 2020-A, Class A3, 0.680%, 12/20/2023	2,013,576
4,000,000		Toyota Auto Receivables Owner Trust 2019-B, Class A4, 2.600%, 11/15/2024	4,140,955
950,000		Toyota Auto Receivables Owner Trust 2020-B, Class A3, 1.360%, 8/15/2024	964,112
6,375,000		Volkswagen Auto Lease Trust 2020-A, Class A3, 0.390%, 1/22/2024	6,404,394
424,567		World Omni Auto Receivables Trust 2017-B, Class A3, 1.950%, 2/15/2023	426,820
1,600,000		World Omni Auto Receivables Trust 2019-B, Class A4, 2.640%, 6/16/2025	1,647,119
1,000,000		World Omni Auto Receivables Trust 2020-B, Class A3, 0.630%, 5/15/2025	1,006,999
7,500,000		World Omni Auto Receivables Trust 2020-C, Class A3, 0.480%, 11/17/2025	7,546,759
		TOTAL	66,183,515
		Communications - Telecom Wireless—0.2%
5,000,000		Verizon Owner Trust 2020-C, Class A, 0.410%, 4/21/2025	5,038,663
		Credit Card—0.3%
500,000		Discover Card Execution Note Trust 2019-A1, Class A1, 3.040%, 7/15/2024	509,862
2,000,000		Master Credit Card Trust 2020-1A, Class A, 1.990%, 9/21/2024	2,063,755
2,650,000	[2]	Trillium Credit Card Trust II 2020-1A, Class A, 0.461% (1-month USLIBOR +0.370%), 12/26/2024	2,657,331
		TOTAL	5,230,948
		Equipment Lease—0.7%
606,295		CNH Equipment Trust 2019-B, Class A3, 2.520%, 8/15/2024	616,253
3,400,000		Dell Equipment Finance Trust 2020-2, Class A3, 0.570%, 10/23/2023	3,407,390
1,650,000		John Deere Owner Trust 2019-B, Class A4, 2.320%, 5/15/2026	1,707,206
750,000		Kubota Credit Owner Trust 2020-1A, Class A3, 1.960%, 3/15/2024	766,358
1,875,000		MMAF Equipment Finance LLC 2020-A, Class A3, 0.970%, 4/9/2027	1,899,712
5,500,000		MMAF Equipment Finance LLC 2020-BA, Class A3, 0.490%, 8/14/2025	5,516,278
		TOTAL	13,913,197
		Other—0.1%
2,125,000		PFS Financing Corp. 2020-G, Class A, 0.970%, 2/15/2026	2,149,119
		Student Loans—0.2%
2,238,723		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	2,262,170

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Student Loans—continued
$ 2,849,256		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	$2,883,216
		TOTAL	5,145,386
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $96,401,779)	97,660,828
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.5%
		Commercial Mortgage—0.5%
1,750,000		Benchmark Mortgage Trust 2019-B12, Class A2, 3.001%, 8/15/2052	1,838,658
2,885,000		Benchmark Mortgage Trust 2021-B26, Class A2, 1.957%, 6/15/2054	2,979,695
1,300,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class B, 3.732%, 4/10/2046	1,366,122
750,000		Commercial Mortgage Trust 2013-CR8, Class B, 3.932%, 6/10/2046	785,016
1,425,000		GS Mortgage Securities Trust 2019-GC39, Class A2, 3.457%, 5/10/2052	1,509,469
1,750,000		GS Mortgage Securities Trust 2019-GC40, Class A2, 2.971%, 7/10/2052	1,840,812
156,093		UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class A3, 3.595%, 1/10/2045	156,046
		TOTAL	10,475,818
		Federal Home Loan Mortgage Corporation—0.0%
19,344	[2]	FHLMC REMIC, Series 3397, Class FC, 0.700% (1-month USLIBOR +0.600%), 12/15/2037	19,602
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $10,329,058)	10,495,420
		MORTGAGE-BACKED SECURITIES—0.1%
		Federal National Mortgage Association—0.1%
1,056,223		FNMA, Pool AS2976, 4.000%, 8/1/2044	1,153,663
648,930		FNMA, Pool AW0029, 3.500%, 7/1/2044	699,516
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,778,278)	1,853,179
		INVESTMENT COMPANIES—26.4%
15,178,818		Bank Loan Core Fund	146,779,167
7,382,127		Emerging Markets Core Fund	75,888,269
1,161,680		Federated Hermes Government Obligations Fund, Premier Shares, 0.01%[4]	1,161,680
25,908,014		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.03%[4]	25,915,786
11,426,252		High Yield Bond Core Fund	72,556,703
14,565,248		Mortgage Core Fund	144,341,611
10,756,784		Project and Trade Finance Core Fund	95,305,103
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $558,999,825)	561,948,319
		TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $2,105,233,034)	2,120,137,369
		OTHER ASSETS AND LIABILITIES - NET—0.3%[5]	6,709,668
		TOTAL NET ASSETS—100%	$2,126,847,037
At May 31, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
[6]United States Treasury Notes 2-Year Long Futures	528	$116,547,751	September 2021	$52,990
Short Futures:
[6]United States Treasury Notes 5-Year Short Futures	428	$53,008,469	September 2021	$(72,803)
[6]United States Treasury Notes 10-Year Short Futures	388	$51,191,750	September 2021	$(91,849)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(111,662)
The average notional value of long and short futures contracts held by the Fund throughout the period was $61,331,845 and $58,712,624, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.

Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated fund holdings during the period ended May 31, 2021, were as follows:
Affiliates	Value as of 8/31/2020	Purchases at Cost	Proceeds from Sales
Bank Loan Core Fund	$45,194,794	$98,452,140	$—
Emerging Markets Core Fund	$37,944,995	$42,583,160	$(5,000,000)
Federated Hermes Government Obligations Fund, Premier Shares*	$284,240	$7,210,555	$(6,333,115)
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	$36,239,610	$506,440,507	$(516,758,699)
High Yield Bond Core Fund	$—	$71,799,931	$—
Mortgage Core Fund	$99,747,939	$47,441,826	$—
Project and Trade Finance Core Fund	$55,808,763	$38,967,460	$—
TOTAL OF AFFILIATED TRANSACTIONS	$275,220,341	$812,895,579	$(528,091,814)

Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 5/31/2021	Shares Held as of 5/31/2021	Dividend Income
$3,132,231	$—	$146,779,167	15,178,818	$3,451,313
$408,744	$(48,630)	$75,888,269	7,382,127	$2,582,446
N/A	N/A	$1,161,680	1,161,680	$187
$(8,325)	$2,693	$25,915,786	25,908,014	$19,405
$756,772	$—	$72,556,703	11,426,252	$1,799,176
$(2,848,154)	$—	$144,341,611	14,565,248	$2,442,240
$528,880	$—	$95,305,103	10,756,784	$1,468,110
$1,970,148	$(45,937)	$561,948,319	86,378,923	$11,762,877

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long and short futures contracts.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of May 31, 2021, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$1,120,591	$1,161,680

4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
6	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$766,413,193	$—	$766,413,193
Corporate Bonds	—	681,766,430	—	681,766,430
Asset-Backed Securities	—	97,660,828	—	97,660,828
Collateralized Mortgage Obligations	—	10,495,420	—	10,495,420
Mortgage-Backed Securities	—	1,853,179	—	1,853,179
Investment Companies[1]	466,643,216	—	—	561,948,319
TOTAL SECURITIES	$466,643,216	$1,558,189,050	$—	$2,120,137,369
Other Financial Instruments:[2]
Assets	$52,990	$—	$—	$52,990
Liabilities	(164,652)	—	—	(164,652)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(111,662)	$—	$—	$(111,662)

[1]
As permitted by U.S. generally accepted accounting principles, an Investment Company valued at $95,305,103 is measured at fair value using the NAV per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed of Project and Trade
Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.

[2]	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit